UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6456

Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.0% of Total Investments)
$ 2,010	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,170,539
	2006C-2, 5.000%, 11/15/39
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,293,132
400	5.000%, 11/15/30	11/15 at 100.00	Baa2	419,644
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,086,830
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
4,610	Total Alabama			4,970,145
	Alaska – 0.3% (0.2% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	883,830
	Series 2006A, 5.000%, 6/01/46
	Arizona – 4.1% (2.7% of Total Investments)
2,335	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	2,606,911
	Facility Project, Series 2012A, 5.000%, 7/01/36
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB+	105,503
135	5.250%, 12/01/25	12/15 at 100.00	BBB+	142,160
7,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 –	No Opt. Call	AA	8,473,360
	FGIC Insured
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	1,379,232
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
10,770	Total Arizona			12,707,166
	Arkansas – 0.8% (0.5% of Total Investments)
2,155	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction	11/15 at 100.00	AA–	2,370,716
	Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – AGM Insured
	California – 20.3% (13.3% of Total Investments)
3,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project,	9/17 at 100.00	A1	3,108,900
	Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public
	Improvement Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	AA–	1,542,297
2,255	0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA–	878,029
1,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa2	373,470
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election	No Opt. Call	AA–	338,571
	2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
1,700	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	Aa3	676,073
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured
1,350	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	1,472,783
	Series 2005, 4.750%, 10/01/28
1,975	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	2,086,035
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,945,599
	Series 2009B, 5.500%, 10/01/39
4,900	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/23 – AMBAC Insured	12/14 at 100.00	A1	5,300,183
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	515,170
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,792,384
	Series 2001C, 5.250%, 8/01/31
1,025	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,582,006
	Option Bond Trust 3175, 13.861%, 5/15/14 (IF)
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A+	1,076,450
	Company, Series 1996A, 5.300%, 7/01/21
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/21 at 61.42	A	2,016,688
	Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002	8/22 at 100.00	Aa1	1,991,476
	Series 2012C, 0.000%, 8/01/25
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	24,263,500
	1995A, 0.000%, 1/01/17 (ETM)
450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	459,864
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	3,020,255
	Bonds, Series 2007A-1, 5.125%, 6/01/47
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	Aa2 (4)	6,658,634
	5.000%, 7/01/22 (Pre-refunded 7/01/15) – AMBAC Insured
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	No Opt. Call	A–	1,172,579
	Area, Series 2011B, 0.000%, 10/01/38
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa2	105,755
110	5.000%, 9/01/23	9/15 at 102.00	Baa2	115,295
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 29.31	N/R	336,480
	Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	498,075
	Series 2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA–	391,040
	Series 2010B, 0.000%, 11/01/35 – AGM Insured
78,160	Total California			63,717,591
	Colorado – 8.5% (5.6% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,049,110
	Society, Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,160,983
	5.000%, 9/01/25
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A+	416,788
	5.000%, 3/01/25
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	A–	786,615
	5.000%, 1/15/17
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
4,060	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	4,626,492
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	7,665,232
8,940	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	A+	10,077,526
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	775,540
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
23,760	Total Colorado			26,558,286
	Florida – 1.4% (0.9% of Total Investments)
700	City of Tampa, Florida, Refunding and Capital Improvement Cigarette Tax Allocation Bonds, H.	9/22 at 100.00	A+	803,579
	Lee Moffitt Cancer Center Project, Series 2012A, 5.000%, 9/01/29
105	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	109,265
	Series 2007, 5.000%, 10/01/34
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,089,270
	Obligation Group, Series 2007, 5.000%, 8/15/42
2,150	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/30 –	6/16 at 100.00	A	2,364,742
	AMBAC Insured
3,955	Total Florida			4,366,856
	Georgia – 2.7% (1.8% of Total Investments)
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
500	5.000%, 12/01/19	12/14 at 100.00	BBB–	512,690
1,000	5.250%, 12/01/22	12/14 at 100.00	BBB–	1,026,910
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A	1,143,170
4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	4,239,192
	5.125%, 11/01/17 – NPFG Insured
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,595,416
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
8,030	Total Georgia			8,517,378
	Idaho – 0.3% (0.2% of Total Investments)
10	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	7/13 at 100.00	AAA	10,034
	7/01/14 (Alternative Minimum Tax)
310	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	340,551
	Mitigation Series 2012A, 5.000%, 9/01/32
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BB+	520,145
200	5.250%, 9/01/37	9/16 at 100.00	BB+	205,204
1,020	Total Idaho			1,075,934
	Illinois – 18.0% (11.8% of Total Investments)
3,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA–	3,361,200
220	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago	No Opt. Call	N/R (4)	238,742
	Board of Education, Series 1990B, 7.000%, 1/01/15 – NPFG Insured (ETM)
4,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	4,703,028
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	Aa3	5,819,738
	FGIC Insured
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	5,035,400
2,000	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/13 at 100.00	A	2,007,380
785	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/35 – NPFG Insured	7/13 at 100.00	A	787,316
6,410	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	Aa3	7,824,559
	1/01/30 – NPFG Insured
8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 – AMBAC	No Opt. Call	Aa3	10,666,905
	Insured (UB) (5)
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	196,150
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	CCC	402,739
1,750	5.250%, 1/01/30	1/16 at 100.00	CCC	816,358
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	7,463,412
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	7,242,740
62,835	Total Illinois			56,565,667
	Indiana – 3.3% (2.2% of Total Investments)
2,275	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds, Series	1/14 at 100.00	AA+ (4)	2,387,635
	2003, 5.500%, 7/15/23 (Pre-refunded 1/15/14) – AGM Insured
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	4,510,658
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,250	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006,	7/16 at 100.00	A	1,320,100
	5.000%, 7/15/23
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,942,845
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	N/R	120,160
	2005, 5.250%, 2/15/28 (6)
12,405	Total Indiana			10,281,398
	Iowa – 1.2% (0.8% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	3,826,000
	5.500%, 6/01/42
	Kansas – 2.5% (1.7% of Total Investments)
5,000	Wyandotte County/Kansas City Unified Government Board of Utilities, Kansas, Utility System	No Opt. Call	A+	5,757,700
	Revenue Bonds, Series 2012B, 5.000%, 9/01/32
3,340	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	2,205,803
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
8,340	Total Kansas			7,963,503
	Kentucky – 0.8% (0.5% of Total Investments)
1,700	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,059,686
	Medical Health System, Series 2010A, 6.500%, 3/01/45
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	A+	534,026
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
2,210	Total Kentucky			2,593,712
	Louisiana – 6.9% (4.5% of Total Investments)
1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic	3/13 at 100.00	AA+	1,313,891
	Assisted Care Facility, Series 1995, 6.850%, 9/01/25
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	1,599,225
	Series 2007A, 5.500%, 5/15/47
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	378,008
	5.000%, 7/01/36
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
825	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	904,736
8,880	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	9,539,784
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 16.222%,	5/16 at 100.00	Aa1	6,482
	5/01/34 – FGIC Insured (IF)
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	4,140,114
	Series 2002A, 5.700%, 4/01/14
1,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 5.000%, 12/01/28 –	12/22 at 100.00	AA–	1,153,980
	AGM Insured
385	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	426,037
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
2,090	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/13 at 100.00	A–	2,131,779
	Series 2001B, 5.875%, 5/15/39
20,275	Total Louisiana			21,594,036
	Maine – 0.1% (0.1% of Total Investments)
270	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2004A-2, 5.000%,	5/13 at 100.00	AA+	271,175
	11/15/21 (Alternative Minimum Tax)
	Maryland – 1.2% (0.8% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,116,880
	Series 2004, 5.375%, 8/15/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	BBB	1,566,480
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
3,500	Total Maryland			3,683,360
	Massachusetts – 4.0% (2.6% of Total Investments)
7,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	8,418,000
	Lien Series 2010B, 5.000%, 1/01/37
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,036,360
	5.625%, 10/01/24
3,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	3,137,970
	1/01/24 (Pre-refunded 1/01/14) – FGIC Insured
11,500	Total Massachusetts			12,592,330
	Michigan – 5.8% (3.8% of Total Investments)
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	4,668,034
	7/01/34 – FGIC Insured
5,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	5,414,900
1,500	Michigan Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A+	1,655,595
815	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	901,814
	2006A, 5.000%, 12/01/31
185	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	214,974
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	5,210,500
	Series 2008A, 6.875%, 6/01/42
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	182,512
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
17,270	Total Michigan			18,248,329
	Minnesota – 4.4% (2.9% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	4,481,066
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	1,050,980
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
	(Pre-refunded 2/15/14)
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	12/13 at 100.00	A–	2,385,424
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
530	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	10/14 at 100.00	A2	570,821
	Series 2004-5Y, 5.250%, 10/01/19
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,071,990
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,221,990
	5.000%, 8/01/18
3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street,	12/13 at 100.00	AA	3,120,000
	Series 2003, 5.250%, 12/01/20
13,170	Total Minnesota			13,902,271
	Mississippi – 0.8% (0.5% of Total Investments)
2,325	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,461,664
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 1.0% (0.7% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	104,036
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,044,794
	Health System, Series 2004, 5.500%, 2/15/24
2,980	Total Missouri			3,148,830
	Nebraska – 0.9% (0.6% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	Aa3	1,803,475
	Medical Center, Series 2003, 5.000%, 11/15/16
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	895,317
	Series 2006A, 19.958%, 8/01/40 – AMBAC Insured (IF)
2,095	Total Nebraska			2,698,792
	Nevada – 2.2% (1.5% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,667,440
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	2,317,915
	Refunding Series 2011, 5.000%, 7/01/32
6,050	Total Nevada			6,985,355
	New Hampshire – 1.2% (0.8% of Total Investments)
2,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	No Opt. Call	BBB+	2,008,520
	Center, Series 2012, 4.000%, 7/01/32
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,704,239
	Tender Option Bond Trust 09-7W, 14.628%, 6/01/39 (IF) (5)
3,110	Total New Hampshire			3,712,759
	New Jersey – 7.5% (4.9% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	A+ (4)	1,123,910
	5.250%, 9/01/24 (Pre-refunded 9/01/15)
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	2,272,320
	Care System, Refunding Series 2011A, 5.625%, 7/01/32
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	584,800
	Appreciation Series 2010A, 0.000%, 12/15/26
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	3,058,320
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	8,944,000
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	3,364,900
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 (Pre-refunded	7/13 at 100.00	A+ (4)	1,529,175
	7/01/13) – FGIC Insured
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	2,686,125
46,000	Total New Jersey			23,563,550
	New York – 13.4% (8.8% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
660	6.000%, 7/15/30	1/20 at 100.00	BBB–	783,004
1,600	0.000%, 7/15/44	No Opt. Call	BBB–	369,952
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,603,545
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,314,808
	2011A, 5.750%, 2/15/47
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,282,324
	2/15/47 – NPFG Insured
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA+	8,314,050
	5.000%, 12/01/25 – FGIC Insured (UB)
865	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	Aa1 (4)	941,146
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 (Pre-refunded 12/15/14) – AMBAC Insured
1,135	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	1,232,678
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 – AMBAC Insured
1,050	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	AA	1,127,364
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, Trust 3217, 5.250%,	8/14 at 100.00	AA	4,298,080
	8/15/20 (UB)
910	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	1,091,745
	Trust 2364, 17.406%, 11/15/44 – AMBAC Insured (IF)
1,560	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	1,752,598
	Series 2011, 5.000%, 11/15/44
3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	AA– (4)	3,305,120
	5.250%, 6/01/22 (Pre-refunded 6/01/13)
	New York State Thruway Authority, General Revenue Bonds, Residual Series 2005G:
6,460	5.000%, 1/01/25 – AGM Insured (UB)	7/15 at 100.00	AA–	7,065,625
2,580	5.000%, 1/01/26 – AGM Insured (UB)	7/15 at 100.00	AA–	2,816,689
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	2,031,430
	5.000%, 3/15/24 (Pre-refunded 3/15/15) – AGM Insured (UB)
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,062,630
	2004A, 5.125%, 1/01/22
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	470,773
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
39,615	Total New York			41,863,561
	North Carolina – 4.3% (2.8% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	Baa1	13,428,934
	1993B, 6.000%, 1/01/22 – CAPMAC Insured (UB) (5)
	North Dakota – 0.2% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center	7/22 at 100.00	A–	735,527
	Project, Series 2012A, 5.000%, 7/01/38
	Ohio – 2.9% (1.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,600	5.125%, 6/01/24	6/17 at 100.00	B–	1,483,440
3,410	5.875%, 6/01/47	6/17 at 100.00	B	3,083,868
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	No Opt. Call	BBB	4,123,280
	(Mandatory put 4/01/14) (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	265,175
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
9,260	Total Ohio			8,955,763
	Oklahoma – 1.1% (0.7% of Total Investments)
450	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	465,890
	5.375%, 9/01/36
2,705	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	2,916,504
	System, Series 2006, 5.000%, 12/15/36
3,155	Total Oklahoma			3,382,394
	Oregon – 1.0% (0.7% of Total Investments)
	Oregon State, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21 (Pre-refunded 8/01/14)	8/14 at 100.00	AA+ (4)	1,921,960
1,240	5.000%, 8/01/23 (Pre-refunded 8/01/14)	8/14 at 100.00	AA+ (4)	1,327,705
3,035	Total Oregon			3,249,665
	Pennsylvania – 2.2% (1.5% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	2,201,100
	5.000%, 12/01/23 – NPFG Insured
4,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	4,781,880
	6/01/33 – AGM Insured
6,500	Total Pennsylvania			6,982,980
	Puerto Rico – 1.2% (0.8% of Total Investments)
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	3,088,170
	2009A, 0.000%, 8/01/32
10,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	779,900
	0.000%, 5/15/50
13,000	Total Puerto Rico			3,868,070
	Rhode Island – 1.0% (0.6% of Total Investments)
2,965	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	Baa1	3,004,939
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 5.3% (3.5% of Total Investments)
2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	Aa3	2,594,650
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,745,947
	GROWTH, Series 2004, 5.250%, 12/01/23
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AA–	3,658,589
	5/01/21 – AMBAC Insured
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
4,895	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,045,277
605	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	623,574
16,025	Total South Carolina			16,668,037
	South Dakota – 0.6% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,822,293
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 2.1% (1.4% of Total Investments)
310	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	Baa1 (4)	311,125
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,701,888
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
400	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	1,004
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6)
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	A	4,670,160
6,310	Total Tennessee			6,684,177
	Texas – 6.3% (4.1% of Total Investments)
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	CC	139,901
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
4,245	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	BBB	1,698,807
	0.000%, 11/15/29 – NPFG Insured
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	3,175,980
	5.250%, 5/15/25 – NPFG Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
400	5.250%, 8/15/21	2/16 at 100.00	BBB–	420,456
600	5.125%, 8/15/26	2/16 at 100.00	BBB–	618,240
800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	874,384
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A+	2,293,018
	Corporation, Series 2003C, 5.250%, 5/15/25 – AMBAC Insured
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	1,055,488
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	105,030
	2001C, 5.200%, 5/01/28
125	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	167,145
	Texas Health Resources Project, Trust 1031, 17.741%, 2/15/30 (IF) (5)
3,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,252,870
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
20	5.250%, 2/15/18 – AMBAC Insured	8/13 at 100.00	AA	20,520
15	5.250%, 2/15/19 – AMBAC Insured	8/13 at 100.00	AA	15,390
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,505	5.250%, 2/15/18 (Pre-refunded 8/15/13) – AMBAC Insured	8/13 at 100.00	Aa2 (4)	3,600,266
2,235	5.250%, 2/15/19 (Pre-refunded 8/15/13) – AMBAC Insured	8/13 at 100.00	Aa2 (4)	2,295,747
23,235	Total Texas			19,733,242
	Utah – 2.7% (1.7% of Total Investments)
1,000	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	AA+	1,153,550
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/43	5/21 at 100.00	AA+	2,259,420
275	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/13 at 100.00	Aaa	275,564
	(Alternative Minimum Tax)
4,110	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	4,653,219
7,385	Total Utah			8,341,753
	Virginia – 1.7% (1.1% of Total Investments)
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
1,525	0.000%, 7/01/36	No Opt. Call	BBB–	472,384
1,400	0.000%, 7/01/37	No Opt. Call	BBB–	410,816
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,834,417
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
2,520	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	2,760,206
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
7,210	Total Virginia			5,477,823
	Washington – 1.4% (0.9% of Total Investments)
1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa2	1,022,710
	Series 2003, 6.000%, 12/01/23
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	1,077,310
	Series 2010, 5.500%, 12/01/39
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/21 at 100.00	Baa3	1,050,560
	Series 2012, 5.000%, 12/01/42
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	1,114,690
	Series 2012A, 5.000%, 10/01/42
4,000	Total Washington			4,265,270
	West Virginia – 1.4% (0.9% of Total Investments)
2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AA+ (4)	2,090,760
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
2,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B,	11/13 at 101.00	A	2,245,503
	5.250%, 11/01/23 – AMBAC Insured
4,150	Total West Virginia			4,336,263
	Wisconsin – 1.3% (0.8% of Total Investments)
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	163,232
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,046,280
	Series 2004, 5.375%, 5/01/18
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (5)	5/16 at 100.00	AA	2,805,775
3,660	Total Wisconsin			4,015,287
	Wyoming – 0.5% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	A–	1,452,789
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 515,375	Total Investments (cost $434,022,914) – 152.4%			477,529,400
	Floating Rate Obligations – (13.5)%			(42,295,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.7)% (7)			(127,700,000)
	Other Assets Less Liabilities – 1.8%			5,874,290
	Net Assets Applicable to Common Shares – 100%			$ 313,408,690

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$477,529,400	$ —	$477,529,400

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $396,774,334.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$48,758,939
Depreciation	(10,297,611)
Net unrealized appreciation (depreciation) of investments	$38,461,328

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3)
the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013